ACQUISITIONS - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended												1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Wells and Related Equipment and Facilities Well	Jan. 11, 2011 Wells and Related Equipment and Facilities	Aug. 05, 2011 Accounts Receivable	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC	Dec. 31, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Reimbursement for Growth Capital Expenditures	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Accounts Receivable	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 10/1/2011 to 12/31/2011	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2012 to 12/31/2012	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2013 to 12/31/2013	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2014 to 12/31/2014	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2015 to 12/31/2015	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2016 to 12/31/2016	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2017 to 12/31/2017	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2018 to 12/31/2018	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2019 to 12/31/2019	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Customer Relationships 1/1/2021 to 12/31/2021	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Trade Names	Aug. 05, 2011 Edge Oilfield Services, LLC and Summit Oilfield Services, LLC Noncompete agreements	Dec. 31, 2010 Enhanced Oilfield Technologies, LLC	Dec. 15, 2010 Enhanced Oilfield Technologies, LLC	Dec. 15, 2010 Enhanced Oilfield Technologies, LLC Fishing and rental tools, tubular and pressure control equipment	Dec. 15, 2010 Enhanced Oilfield Technologies, LLC Developed technology	Nov. 30, 2010 Five J A B, Inc and Affiliates Rigs	Nov. 15, 2010 Five J A B, Inc and Affiliates	Jan. 31, 2011 OFS Energy Services LLC	Oct. 31, 2010 OFS Energy Services LLC	Oct. 02, 2010 OFS Energy Services LLC	Jun. 30, 2010 Other Acquisitions Property	Sep. 30, 2009 Geostream Services Group	Sep. 01, 2009 Geostream Services Group	Sep. 01, 2009 Geostream Services Group After second investment
Business Acquisition [Line Items]
Business acquisition, shares of common stock issued																															15,800,000
Business acquisition, percentage acquired interest																									100.00%										24.00%	50.00%
Business acquisition, number of assets acquired																												13
Asset acquisition, price							$ 305,863,000																						$ 14,600,000						$ 16,400,000
Consideration for acquisition, shares of common stock issued							7,500,000
Business Acquisition, Cost of Acquired Entity, Cash Paid, Net of Working Capital Adjustments							187,900,000
Fair value of common shares issued, per share							$ 15.62
Business acquisition, cash paid							189,696,000		26,300,000																11,700,000							75,900,000
Business acquisition, working capital adjustment																														100,000
Business acquisition, working capital adjustments							1,752,000
Business acquisition, acquired intangible asset							49,310,000																				4,400,000
Business acquisition, acquired intangible asset, amortization period																							38 months				20 years
Intangible assets acquired, allocation											40,000,000											5,100,000	4,200,000
Amortization rate												12.50%	30.00%	30.00%	11.00%	6.40%	3.80%	2.50%	1.70%	1.00%	0.80%
Estimated fair values of assets acquired						21,100,000				21,124,000
Acquisition related adjustment to general and administrative expenses	3,600,000
Acquisition related revenues								52,500,000
Acquisition related operating income (loss)								14,700,000
Asset acquisition, number of assets acquired				10																													5
Asset acquisition, price					14,300,000																												12,700,000
Business acquisition, performance earn-out payment percentage of adjusted revenue																								8.00%
Business acquisition, performance earn-out payment term (in years)																								5 years
Business acquisition, estimated liability under earn-out agreement																									2,800,000
Business acquisition, goodwill acquired	622,773,000	446,895,000	345,359,000				162,704,000																			10,100,000
Acquisition date fair value of the consideration transferred																																		35,000,000
Business acquisition, fair value of previous equity interest																																		18,300,000
Loss from remeasuring prior equity interest																																		$ 200,000